Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax
Income Tax

8. Income Tax

The following table summarizes income (loss) before income taxes incurred in the PRC and outside of the PRC:

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Income (loss) before income taxes:
PRC	40,605,716	(148,696,060)	(99,596,774)
Outside of PRC	(8,918,616)	(14,711,876)	(2,197,049)

Total	31,687,100	(163,407,936)	(101,793,823)

Expenses (benefits) for income taxes are comprised of:

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Current Tax
PRC	2,725,114	(1,409,996)	(32,295,286)
Outside of PRC	6,600	4,895	276

	2,731,714	(1,405,101)	(32,295,010)

Deferred Tax
PRC	7,933,308	(12,092,683)	20,174,775
Outside of PRC	—	—	—

	7,933,308	(12,092,683)	20,174,775

Income tax expense (benefits)	10,665,022	(13,497,784)	(12,120,235)

The Company is incorporated in the Cayman Islands, which is exempted from tax.

Enterprise Income Tax Law in China applies a statutory 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Shanghai SINA Leju was granted a high and new technology enterprise (“HNTE”) status. Shanghai SINA Leju renewed its qualification of “high and new technology enterprise” in 2018 and 2021, and was entitled to a favorable statutory tax rate of 15% from 2018 through 2023.

The Group’s subsidiaries in Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations. The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not have uncertain tax positions in accordance with ASC740-10, nor does it anticipate any significant increase to its liability for unrecognized tax benefit within next 12 months. The Group will classify interest and penalties related to income tax matters, if any, as income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to tax authority’s mistake or due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($14,358) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2021	2022
	$	$
Deferred tax assets:
Accrued salary expenses	4,987,961	2,792,431
Bad debt provision	28,843,655	29,096,796
Net operating loss carry-forwards	40,000,359	24,801,075
Advertising expenses	1,441,682	1,013,274
Accrued expense	2,434,194	8,862,609
Others	629,598	508,950
Gross deferred tax assets	78,337,449	67,075,135
Valuation allowance	(26,732,045)	(41,617,648)
Total deferred tax assets	51,605,404	25,457,487

Deferred tax liabilities:
Intangible assets from acquisition and other assets	6,042,540	3,517,837
Total deferred tax liabilities	6,042,540	3,517,837

The majority of deferred tax liabilities were recognized for temporary differences between the tax basis of intangible assets recognized from acquisitions and their reported amounts in the financial statements.

Movement of the valuation allowance is as follows:

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Balance as of January 1	(5,634,684)	(5,714,480)	(26,732,045)
Reversal/(Additions)	291,962	(20,905,451)	(17,978,965)
Write-offs	—	393,251	138,479
Changes due to exchange rate translation	(371,758)	(505,365)	2,954,883
Balance as of December 31	(5,714,480)	(26,732,045)	(41,617,648)

The Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $20,905,451 and $17,978,965 for the years ended December 31, 2021 and 2022, respectively. The Group reversed a valuation allowance against deferred tax assets on tax loss carry forwards of $291,962 for the year ended December 31, 2020.

The Group assesses available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2022. Such objective evidence limits the Group’s ability to consider other subjective evidence such as its projections for future growth.

On the basis of this evaluation, as of December 31, 2022, a valuation allowance of $41,617,648, of which $22,071,429 was for bad debt provision and $19,546,219 was for net operating loss carry-forwards, was recorded to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as the Group’s projections for growth.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2020	2021	2022
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	2.35%	(0.25)%	(0.45)%
Other expenses not deductible for tax purposes	(0.12)%	0.17%	0.30%
Effect of tax holiday	(0.27)%	(5.29)%	(5.15)%
Effect of different tax rate of subsidiary operation in other jurisdiction	3.20%	(2.00)%	(0.09)%
Valuation allowance movement	(0.82)%	(12.37)%	(8.17)%
Withholding tax	4.32%	3.01%	0.48%
	33.66%	8.27%	11.92%

The aggregate amount and per share effect of the tax holiday are as follows:

	Year Ended December 31,
	2020	2021	2022
	$	$	$
The aggregate dollar effect	85,461	(8,646,324)	(5,247,214)
Per ADS effect—basic	0.01	(0.63)	(0.38)
Per ADS effect—diluted	0.01	(0.63)	(0.38)

As of December 31, 2021 and 2022, the Group had tax operating loss carry-forwards of $205,754,412, and $35,032,374, respectively. The tax operating losses of entities not qualified as HNTE are available for offset against future profits that may be carried forward until calendar years 2026 and 2027, respectively and further to 2031 and 2032, respectively for qualified HNTE according to the public announcement made by the State Administration of Taxation in China in 2022.

Undistributed losses of the Company’s PRC subsidiaries of approximately $98,486,420 at December 31, 2022, no provision for PRC dividend withholding tax has been provided thereon.